RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED-PARTY TRANSACTIONS
Schedule of transactions with related parties

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex Market	805	290	—	—
Revenues from subleasing and other services:
Yandex Market	1,738	1,141	—	—
Yandex.Money	37	22	—	—
Fees for online payment commissions:
Yandex.Money	783	314	—	—
Cost of revenues:
Yandex Market	29	8	—	—
Yandex.Money	—	86	—	—
Outsource services:
ClickHouse, Inc	—	—	22	0.3